Digital Assets (Details) - Schedule of Additional Information about Digital Assets - USD ($)	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Schedule of Additional Information about Digital Assets [Abstract]
Beginning balance
Receipt of digital assets from mining business	1,773,684
Other receipt		1,300,000
Lend out		(1,300,000)
Impairment loss	(185,290)
Ending balance	$ 1,588,394